UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05848
                                                    ------------

                           The Gabelli Value Fund Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                             --------------

                    Date of reporting period: March 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
     SHARES                                           VALUE*
     ------                                           ------

             COMMON STOCKS -- 99.4%
             AEROSPACE -- 0.8%
      1,000  Lockheed Martin Corp. ............. $       75,130
  1,000,000  Rolls-Royce Group plc+ ............      7,957,329
 53,800,000  Rolls-Royce Group plc, Cl. B ......         95,342
                                                 --------------
                                                      8,127,801
                                                 --------------
             AGRICULTURE -- 1.8%
    565,000  Archer-Daniels-Midland Co. ........     19,012,250
     30,000  Mosaic Co.+ .......................        430,500
                                                 --------------
                                                     19,442,750
                                                 --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.0%
     38,000  China Yuchai International Ltd. ...        290,700
    800,000  Dana Corp. ........................      1,208,000
    250,000  Genuine Parts Co. .................     10,957,500
    300,000  Navistar International Corp.+ .....      8,274,000
     29,460  Proliance International Inc.+ .....        160,852
                                                 --------------
                                                     20,891,052
                                                 --------------
             AVIATION: PARTS AND SERVICES -- 2.1%
     19,000  Curtiss-Wright Corp. ..............      1,257,800
    350,000  Fairchild Corp., Cl. A+ ...........        910,000
    425,000  GenCorp Inc.+ .....................      8,733,750
     89,000  Sequa Corp., Cl. A+ ...............      8,704,200
     33,000  Sequa Corp., Cl. B+ ...............      3,223,110
                                                 --------------
                                                     22,828,860
                                                 --------------
             BROADCASTING -- 3.1%
  1,290,000  CBS Corp., Cl. A ..................     31,089,000
    175,000  Gray Television Inc. ..............      1,470,000
     55,000  Young Broadcasting Inc., Cl. A+ ...        187,000
                                                 --------------
                                                     32,746,000
                                                 --------------
             BUSINESS SERVICES -- 0.1%
     15,000  ChoicePoint Inc.+ .................        671,250
     15,000  Intermec Inc.+ ....................        457,650
     30,000  Nashua Corp.+ .....................        255,000
                                                 --------------
                                                      1,383,900
                                                 --------------
             CABLE AND SATELLITE -- 9.5%
    130,000  Adelphia Communications Corp., Cl.A+         5,720
  2,545,430  Cablevision Systems Corp., Cl. A+ .     67,962,981
    345,000  DIRECTV Group Inc.+ ...............      5,658,000
    125,000  EchoStar Communications Corp.,
              Cl. A+ ...........................      3,733,750
    270,000  Liberty Global Inc., Cl. A+ .......      5,526,900
    200,000  Liberty Global Inc., Cl. C+ .......      3,950,000
    410,000  Rogers Communications Inc., Cl. B .     15,641,500
                                                 --------------
                                                    102,478,851
                                                 --------------
             COMMUNICATIONS EQUIPMENT -- 2.9%
    108,000  Agere Systems Inc.+ ...............      1,624,320
    515,000  Corning Inc.+ .....................     13,858,650
    900,000  Lucent Technologies Inc.+ .........      2,745,000
    460,000  Motorola Inc. .....................     10,538,600
    910,000  Nortel Networks Corp.+ ............      2,775,500
                                                 --------------
                                                     31,542,070
                                                 --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.2%
     60,000  Yahoo! Inc.+ ......................      1,935,600
                                                 --------------
             CONSUMER PRODUCTS -- 2.6%
     85,000  Energizer Holdings Inc.+ ..........      4,505,000
     93,000  Gallaher Group plc, ADR ...........      5,407,950
        500  Givaudan SA .......................        384,306
    135,000  Hartmarx Corp.+ ...................      1,202,850
     15,000  National Presto Industries Inc. ...        737,550
    180,000  Pactiv Corp.+ .....................      4,417,200
    800,000  Swedish Match AB ..................     10,939,205
      8,000  Wolverine World Wide Inc. .........        177,040
                                                 --------------
                                                     27,771,101
                                                 --------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                          ------

             CONSUMER SERVICES -- 0.7%
     95,000  IAC/InterActiveCorp+ .............. $    2,799,650
    210,000  Rollins Inc. ......................      4,250,400
                                                 --------------
                                                      7,050,050
                                                 --------------
             DIVERSIFIED INDUSTRIAL -- 6.0%
     50,000  Ampco-Pittsburgh Corp. ............      1,000,000
    275,000  Cooper Industries Ltd., Cl. A .....     23,897,500
    285,000  Crane Co. .........................     11,687,850
     30,000  Griffon Corp.+ ....................        745,200
     50,000  Harbor Global Co. Ltd.+ ...........        450,000
    390,000  Honeywell International Inc. ......     16,680,300
    160,000  ITT Industries Inc. ...............      8,995,200
    232,000  Katy Industries Inc.+ .............        832,880
      8,000  Lamson & Sessions Co.+ ............        222,640
                                                 --------------
                                                     64,511,570
                                                 --------------
             ELECTRONICS -- 3.7%
    220,000  Texas Instruments Inc. ............      7,143,400
     60,000  Thermo Electron Corp.+ ............      2,225,400
    540,000  Thomas & Betts Corp.+ .............     27,745,200
    110,000  Tyco International Ltd. ...........      2,956,800
                                                 --------------
                                                     40,070,800
                                                 --------------
             ENERGY AND UTILITIES -- 2.2%
      8,000  Allegheny Energy Inc.+ ............        270,800
     20,000  Chevron Corp. .....................      1,159,400
    195,000  ConocoPhillips ....................     12,314,250
     40,000  Kerr-McGee Corp. ..................      3,819,200
      5,420  Mirant Corp.+ .....................        135,500
    190,000  Northeast Utilities ...............      3,710,700
     70,000  Southwest Gas Corp. ...............      1,956,500
                                                 --------------
                                                     23,366,350
                                                 --------------
             ENTERTAINMENT -- 14.4%
      8,570  Chestnut Hill Ventures+ (a) .......        184,030
    414,000  Discovery Holding Co., Cl. A+ .....      6,210,000
     60,000  Dover Motorsports Inc. ............        329,400
  1,390,000  Gemstar-TV Guide
              International Inc.+ ..............      4,295,100
    480,000  Grupo Televisa SA, ADR ............      9,552,000
  3,935,000  Liberty Media Corp., Cl. A+ .......     32,306,350
    375,000  The Walt Disney Co. ...............     10,458,750
  1,290,000  Time Warner Inc. ..................     21,659,100
     35,000  Triple Crown Media Inc.+ ..........        206,500
  1,290,000  Viacom Inc., Cl. A+ ...............     50,000,400
    580,000  Vivendi Universal SA, ADR .........     19,836,000
                                                 --------------
                                                    155,037,630
                                                 --------------
             ENVIRONMENTAL SERVICES -- 2.7%
    260,000  Republic Services Inc. ............     11,052,600
    500,000  Waste Management Inc. .............     17,650,000
                                                 --------------
                                                     28,702,600
                                                 --------------
             EQUIPMENT AND SUPPLIES -- 3.4%
    210,000  CIRCOR International Inc. .........      6,132,000
    260,000  Flowserve Corp.+ ..................     15,168,400
    110,000  Gerber Scientific Inc.+ ...........      1,137,400
    130,000  GrafTech International Ltd.+ ......        793,000
    355,000  Watts Water Technologies Inc.,
              Cl. A ............................     12,900,700
                                                 --------------
                                                     36,131,500
                                                 --------------
             FINANCIAL SERVICES -- 3.5%
    535,000  American Express Co. ..............     28,114,250
    105,000  Ameriprise Financial Inc. .........      4,731,300
     28,000  Deutsche Bank AG ..................      3,198,720
    110,000  Phoenix Companies Inc. ............      1,793,000
                                                 --------------
                                                     37,837,270
                                                 --------------

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                          ------

             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE -- 5.7%
     20,000  Corn Products International Inc. ..  $     591,400
     75,000  Del Monte Foods Co. ...............        889,500
    214,000  Diageo plc, ADR ...................     13,574,020
    398,300  Flowers Foods Inc. ................     11,829,510
     87,000  Fomento Economico Mexicano
              SA de CV, ADR ....................      7,974,420
     54,200  General Mills Inc. ................      2,746,856
    230,000  H.J. Heinz Co. ....................      8,721,600
      3,000  Hershey Co. .......................        156,690
    115,000  Kerry Group plc, Cl. A ............      2,801,882
    448,000  PepsiAmericas Inc. ................     10,953,600
     15,000  Wm. Wrigley Jr. Co. ...............        960,000
                                                 --------------
                                                     61,199,478
                                                 --------------
             HEALTH CARE -- 0.2%
     60,000  Sybron Dental Specialties Inc.+ ...      2,474,400
                                                 --------------
             HOTELS AND GAMING -- 5.7%
    460,000  Aztar Corp.+ ......................     19,315,400
     58,000  Dover Downs Gaming &
              Entertainment Inc. ...............      1,262,660
    200,000  Gaylord Entertainment Co.+ ........      9,076,000
    270,000  Hilton Hotels Corp. ...............      6,874,200
     12,000  Kerzner International Ltd.+ .......        933,840
  3,000,000  Ladbrokes plc .....................     20,275,551
     20,000  Las Vegas Sands Corp.+ ............      1,133,200
     65,000  MGM Mirage+ .......................      2,800,850
                                                 --------------
                                                     61,671,701
                                                 --------------
             MACHINERY -- 0.6%
    120,000  CNH Global NV .....................      3,093,600
     38,000  Deere & Co. .......................      3,003,900
                                                 --------------
                                                      6,097,500
                                                 --------------
             MANUFACTURED HOUSING -- 0.8%
    540,000  Champion Enterprises Inc.+ ........      8,078,400
                                                 --------------
             METALS AND MINING -- 3.6%
    479,723  Barrick Gold Corp., New York ......     13,067,655
    123,133  Kinross Gold Corp.+ ...............      1,345,844
    470,000  Newmont Mining Corp. ..............     24,388,300
                                                 --------------
                                                     38,801,799
                                                 --------------
             PUBLISHING -- 10.7%
    190,000  Belo Corp., Cl. A .................      3,777,200
  1,265,000  Media General Inc., Cl. A .........     58,974,300
     88,000  Meredith Corp. ....................      4,909,520
  1,130,000  News Corp., Cl. A .................     18,769,300
    400,000  PRIMEDIA Inc.+ ....................        828,000
    320,000  Reader's Digest Association Inc. ..      4,720,000
    300,000  The E.W. Scripps Co., Cl. A .......     13,413,000
    338,000  Tribune Co. .......................      9,271,340
                                                 --------------
                                                    114,662,660
                                                 --------------
             REAL ESTATE -- 0.4%
    135,000  Griffin Land & Nurseries Inc.+ ....      4,185,000
                                                 --------------
             RETAIL -- 0.9%
     10,000  Albertson's Inc. ..................        256,700
    120,000  AutoNation Inc.+ ..................      2,586,000
     10,000  Burlington Coat Factory
              Warehouse Corp. ..................        454,500
    120,000  Ingles Markets Inc., Cl. A ........      2,138,400
    150,000  Safeway Inc. ......................      3,768,000
                                                 --------------
                                                     9,203,600
                                                 --------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                          ------

             SPECIALTY CHEMICALS -- 1.4%
    220,000  Ferro Corp. ....................... $    4,400,000
    683,100  Hercules Inc.+ ....................      9,426,780
     50,000  Sensient Technologies Corp. .......        902,500
      8,066  Tronox Inc., Cl. B+ ...............        137,035
                                                 --------------
                                                     14,866,315
                                                 --------------
             TELECOMMUNICATIONS -- 7.5%
    840,000  Cincinnati Bell Inc.+ .............      3,796,800
     25,000  Commonwealth Telephone
              Enterprises Inc. .................        861,250
  1,010,000  Qwest Communications International
              Inc.+ ............................      6,868,000
  1,490,000  Sprint Nextel Corp. ...............     38,501,600
    432,000  Telephone & Data Systems Inc. .....     17,038,080
    370,000  Telephone & Data Systems Inc.,
              Special ..........................     13,967,500
                                                 --------------
                                                     81,033,230
                                                 --------------
             TRANSPORTATION -- 0.0%
    100,000  Grupo TMM SA, Cl. A, ADR+ .........        492,000
                                                 --------------
             WIRELESS COMMUNICATIONS -- 0.2%
     40,000  United States Cellular Corp.+ .....      2,374,400
                                                 --------------
             TOTAL COMMON STOCKS ...............  1,066,996,238
                                                 --------------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
     17,405  Mirant Corp., Ser. A,
              expire 01/03/11+ .................        177,531
                                                 --------------
    PRINCIPAL
     AMOUNT
    --------
             REPURCHASE AGREEMENTS -- 0.6%
 $6,418,000  Barclays Capital Inc., 4.400%,
              dated 03/31/06, due 04/03/06,
              proceeds at maturity,
              $6,420,353 (b) ...................      6,418,000
                                                 --------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $660,185,488) .............. $1,073,591,769
                                                 ==============
------------------
              For Federal tax purposes:
              Aggregate cost ................... $  660,185,488
                                                 ==============
              Gross unrealized appreciation .... $  443,337,380
              Gross unrealized depreciation ....    (29,931,099)
                                                 --------------
              Net unrealized appreciation
               (depreciation) .................. $  413,406,281
                                                 ==============
------------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of the fair valued security amounted to $184,030 or 0.02% of total investments.
(b) Collateralized by U.S. Treasury Bill, 4.72%, due 06/01/06, market value $6,546,360.
+    Non-income producing security.
ADR  American Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.